STOCK BASED COMPENSATION PLANS (10K) - Summary of stock based compensation plans (Details)	Jun. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to purchase	2,500,000
June 2013 | 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to purchase	500,000
June 2014 | 2014 Stock Option Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to purchase	750,000
June 2015 | 2015 Stock Option Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to purchase	1,250,000